TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 76.51%	Shares	Value

Asset Allocation Fund - 2.84%
SPDR Bloomberg Convertible Securities ETF	20,400	$1,368,228

Debt Funds - 70.98%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	431,800	3,834,384
FolioBeyond Rising Rates ETF (b)	77,100	2,404,749
Invesco Senior Loan ETF (b)	148,600	3,090,880
iShares 0-5 Year TIPS Bond ETF (b)	32,800	3,254,744
iShares 3-7 Year Treasury Bond ETF	11,700	1,376,505
iShares 7-10 Year Treasury Bond ETF (b)	20,800	2,061,696
iShares 10-20 Year Treasury Bond ETF	18,000	2,061,720
iShares 20+ Year Treasury Bond ETF	19,400	2,063,578
iShares Core U.S. Aggregate Bond ETF (b)	6,600	657,624
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	5,600	613,816
iShares iBoxx High Yield Corporate Bond ETF	8,500	642,175
iShares International Treasury Bond ETF	42,182	1,696,138
iShares JP Morgan USD Emerging Markets Bond ETF	13,300	1,147,524
iShares National Muni Bond ETF	12,900	1,389,846
iShares TIPS Bond ETF	5,200	573,300
SPDR Bloomberg High Yield Bond ETF	2,260	209,773
SPDR Bloomberg International Treasury Bond ETF	73,566	1,700,846
SPDR FTSE International Government Inflation-Protected Bond ETF	40,279	1,740,859
Vanguard Intermediate-Term Treasury ETF	28,419	1,704,003
Vanguard Total International Bond ETF	40,700	1,991,044
		34,215,204
Equity Funds - 2.69%
iShares Mortgage Real Estate ETF	59,500	1,299,480

TOTAL EXCHANGE-TRADED FUNDS (Cost $36,502,026)		36,882,912

SHORT-TERM INVESTMENTS - 23.74%
Fidelity Government Portfolio - Institutional Class, 4.72% (a) (b)	174,543	174,543
First American Treasury Obligations Fund - Institutional Class, 4.72% (a)	11,267,331	11,267,331

SHORT-TERM INVESTMENTS (Cost $11,441,874)		11,441,874

INVESTMENTS AT VALUE (Cost $47,943,901) - 100.25%		$48,324,786

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.25%)		(121,756)

NET ASSETS - 100.00%		$48,203,030

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day effective yield at March 31, 2023, is subject to change and resets daily.
(b)	All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

TIPS - Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCK - 25.16%	Shares	Value

Aerospace & Defense - 0.99%
Raytheon Technologies Corp.	3,108	$304,366

Chemicals - 0.77%
Mosaic Co.	5,166	237,016

Commercial Services - 0.74%
Global Payments, Inc.	2,182	229,634

Computers - 2.24%
Apple, Inc.	4,186	690,271

Diversified Financial Services - 1.21%
Intercontinental Exchange, Inc.	3,582	373,567

Environmental Control - 1.00%
Waste Management, Inc.	1,887	307,902

Healthcare - Products - 2.58%
Danaher Corp.	1,588	400,240
Thermo Fisher Scientific, Inc.	686	395,390
		795,630
Healthcare - Services - 1.63%
Elevance Health, Inc.	1,090	501,193

Insurance - 1.38%
Berkshire Hathaway, Inc. - Class B (a)	1,374	424,250

Internet - 5.35%
Alphabet, Inc. - Class A (a)	6,815	706,920
Amazon.com, Inc. (a)	6,062	626,144
Meta Platforms, Inc. - Class A (a)	1,489	315,579
		1,648,643
Media - 0.86%
Walt Disney Co. (a)	2,641	264,443

Oil & Gas - 2.47%
Diamondback Energy, Inc.	2,783	376,178
Enterprise Products Partners, LP	14,899	385,884
		762,062
Semiconductors - 2.08%
Broadcom, Inc.	508	325,902
QUALCOMM, Inc.	2,483	316,781
		642,683
Software - 1.86%
Microsoft Corp.	1,993	574,582

TOTAL COMMON STOCK (Cost $6,956,655)		7,756,242

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 53.67%	Shares	Value

Alternative Fund - 3.76%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	22,780	$1,157,452

Asset Allocation Fund - 11.87%
HCM Defender 100 Index ETF (a)	49,239	1,938,539
HCM Defender 500 Index ETF	49,025	1,721,233
		3,659,772
Commodity Fund - 0.43%
abrdn Physical Silver ETF Trust (a)	3,705	85,623
Invesco DB Commodity Index Tracking Fund (b)	820	19,467
SPDR Gold Shares (a)	156	28,582
		133,672
Debt Funds - 17.87%
First Trust Enhanced Short Maturity ETF	5,336	317,545
iShares 10-20 Year Treasury Bond ETF	3,690	422,653
iShares Core U.S. Aggregate Bond ETF (b)	1,120	111,597
iShares International Treasury Bond ETF	14,200	570,982
iShares JP Morgan USD Emerging Markets Bond ETF	2,180	188,090
SPDR Bloomberg 1-3 Month T-Bill ETF	25,968	2,384,382
SPDR Bloomberg International Treasury Bond ETF	25,104	580,404
SPDR FTSE International Government Inflation-Protected Bond ETF	12,900	557,538
Vanguard Total International Bond ETF (b)	2,430	118,876
WisdomTree PutWrite Strategy Fund (b)	8,200	254,528
		5,506,595
Equity Funds - 19.74%
AGF US Market Neutral Anti-Beta Fund (b)	11,800	240,720
Direxion Daily S&P 500 Bear 1x Shares	5,094	78,906
FT Cboe Vest Fund of Buffer ETFs (a) (b)	11,100	260,517
FT Cboe Vest US Equity Moderate Buffer ETF - March (a)	5,900	179,225
Global X S&P 500 Covered Call ETF (b)	6,200	251,100
Invesco QQQ Trust Series 1	4,109	1,318,701
iShares Core MSCI Emerging Markets ETF	2,330	113,681
iShares MSCI Global Gold Miners ETF	1,036	26,076
iShares S&P 500 Value ETF	2,340	355,118
JPMorgan Nasdaq Equity Premium Income ETF	620	27,956
ProShares Ultra Dow30	4,500	286,830
ProShares Ultra QQQ	8,900	441,173
ProShares Ultra S&P500 (b)	8,300	416,660
Schwab Fundamental International Small Company Index ETF	1,500	49,695
SPDR Dow Jones Global Real Estate ETF	2,800	115,248
Sprott Gold Miners ETF	1,011	28,551
Technology Select Sector SPDR Fund	189	28,541
Vanguard FTSE Developed Markets ETF (b)	7,600	343,292
Vanguard Information Technology ETF	74	28,525
Vanguard Mega Cap Growth ETF	120	24,541
Vanguard Total Stock Market ETF (b)	7,200	1,469,520
		6,084,576

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,203,145)		16,542,067

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

SHORT-TERM INVESTMENTS - 20.77%	Shares	Value

Fidelity Government Portfolio - Institutional Class, 4.72% (b) (c)	91,997	$91,997
First American Treasury Obligations Fund - Institutional Class, 4.72% (c)	6,308,309	6,308,309

SHORT-TERM INVESTMENTS (Cost $6,400,306)		6,400,306

INVESTMENTS AT VALUE (Cost $30,560,106) - 99.60%		$30,698,615

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.40%		122,915

NET ASSETS - 100.00%		$30,821,530

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral.
(c)	Rate shown represents the 7-day effective yield at March 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 59.82%	Shares	Value

Alternative Fund - 4.57%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	26,600	$1,351,546

Debt Funds - 9.16%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	790	78,408
SPDR Bloomberg 1-3 Month T-Bill ETF (b)	25,000	2,295,500
WisdomTree PutWrite Strategy Fund (b)	10,700	332,128
		2,706,036
Equity Funds - 46.09%
AGF US Market Neutral Anti-Beta Fund (b)	15,800	322,320
FT Cboe Vest Fund of Buffer ETFs (a) (b)	61,300	1,438,711
Global X S&P 500 Covered Call ETF (b)	8,200	332,100
Invesco QQQ Trust Series 1	11,702	3,755,523
iShares Biotechnology ETF	16,932	2,186,937
iShares US Technology ETF	24,068	2,233,751
ProShares Ultra Dow30	5,800	369,692
ProShares Ultra QQQ	8,400	416,388
ProShares Ultra S&P 500 (b)	31,200	1,566,240
Vanguard Total Stock Market ETF (b)	4,900	1,000,090
		13,621,752

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,638,213)		17,679,334

SHORT-TERM INVESTMENTS - 40.27%
Fidelity Government Portfolio - Institutional Class, 4.72% (b) (c)	45,012	45,012
First American Treasury Obligations Fund - Institutional Class, 4.72% (c)	11,855,059	11,855,059

SHORT-TERM INVESTMENTS (Cost $11,900,071)		11,900,071

INVESTMENTS AT VALUE (Cost $29,538,284) - 100.09%		$29,579,405

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09%)		(27,557)

NET ASSETS - 100.00%		$29,551,848

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral.
(c)	Rate shown represents the 7-day effective yield at March 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 61.48%	Shares	Value

Asset Allocation Fund - 2.89%
SPDR Bloomberg Convertible Securities ETF	15,800	$1,059,706

Debt Funds - 12.00%
iShares JP Morgan USD Emerging Markets Bond ETF	6,900	595,332
ProShares UltraShort 20+ Year Treasury	4,700	131,412
ProShares Short 7-10 Treasury	9,800	273,077
SPDR Bloomberg 1-3 Month T-Bill ETF (b)	36,100	3,314,702
SPDR Bloomberg High Yield Bond ETF	990	91,891
		4,406,414
Equity Funds - 46.59%
iShares S&P Mid-Cap 400 Growth ETF	4,100	293,191
Consumer Staples Select Sector SPDR Fund	4,000	298,840
Financial Select Sector SPDR Fund	9,200	295,780
FT Cboe Vest Fund of Buffer ETFs (a)	126,000	2,957,220
Industrial Select Sector SPDR Fund	5,800	586,844
iShares MSCI Japan ETF	10,500	616,245
iShares MSCI United Kingdom ETF	19,600	632,296
iShares MSCI USA Min Vol Factor ETF	4,100	298,234
iShares S&P 500 Value ETF	2,000	303,520
ProShares Ultra QQQ	38,800	1,923,316
ProShares Ultra S&P500 (b)	103,600	5,200,720
Vanguard Total Stock Market ETF (b)	18,100	3,694,210
		17,100,416

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,283,512)		22,566,536

SHORT-TERM INVESTMENTS - 38.73%
Fidelity Government Portfolio - Institutional Class, 4.72% (b) (c)	199,155	199,155
First American Treasury Obligations Fund - Institutional Class, 4.72% (c)	14,019,421	14,019,421

SHORT-TERM INVESTMENTS (Cost $14,218,576)		14,218,576

INVESTMENTS AT VALUE (Cost $36,502,088) - 100.21%		$36,785,112

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.21%)		(76,596)

NET ASSETS - 100.00%		$36,708,516

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral.
(c)	Rate shown represents the 7-day yield at March 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board. The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2023 (Unaudited)(continued)

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/”ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2023 (Unaudited)(continued)

The following tables present information about each Fund’s investments measured at fair value as of March 31, 2023, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$36,882,912	$—	$—	$36,882,912
Short-Term Investments	11,441,874	—	—	11,441,874
Total Assets	$48,324,786	$—	$—	$48,324,786

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$7,756,242	$—	$—	$7,756,242
Exchange-Traded Funds (2)	16,542,067	—	—	16,542,067
Short-Term Investments	6,400,306	—	—	6,400,306
Total Assets	$30,698,615	$—	$—	$30,698,615

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$17,679,334	$—	$—	$17,679,334
Short-Term Investments	11,900,071	—	—	11,900,071
Total Assets	$29,579,405	$—	$—	$29,579,405

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$22,566,536	$—	$—	$22,566,536
Short-Term Investments	14,218,576	—	—	14,218,576
Total Assets	$36,785,112	$—	$—	$36,785,112

(1)       As of and for the three month period ended March 31, 2023, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2023 (Unaudited)(continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on March 31, 2023 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Income Fund	$48,655,846	$446,301	$(777,361)	$(331,060)
Growth Fund	31,764,214	1,033,027	(2,098,626)	(1,065,599)
Quantitative Fund	32,053,979	261,090	(2,735,664)	(2,474,574)
AlphaGen Fund	37,751,970	304,756	(1,271,614)	(966,858)